NON-RECOURSE BORROWINGS - Schedule of Current and Non-current property specific mortgages (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [abstract]
Current	$ 10,764	$ 8,800
Non-current	92,445	54,921
Total	$ 103,209	$ 63,721